Gain/(Loss) on Dissolution of Subsidiaries and Branches	12 Months Ended
Dec. 31, 2025
Gain/(Loss) on Dissolution of Subsidiaries and Branches [Abstract]
GAIN/(LOSS) ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

22. GAIN/(LOSS) ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

The total gains (loss) on dissolution of subsidiaries and branches for the year ended December 31, 2023 and 2024 were RMB29,312 and RMB(8,820). The Group recorded gain of RMB4,844 on dissolution of subsidiaries and branches for the year ended December 31, 2025. The dissolution of subsidiaries and branches does not represent a strategic shift, but rather an ordinary course of business. Subsidiaries and branches are set up to provide employee management services to cater to customers’ evolving needs and localization preferences and are dissolved when contracts end.